Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 8,531	$ 28,709	$ 14,724
Marketable securities	14,990	25,746	32,914
Prepaid expenses and other current assets	2,717	3,522	1,649
Total current assets	26,238	57,977	49,287
Marketable securities, long-term			16,804
Property and equipment, net	2,043	2,234	2,319
Operating lease right-of-use assets	2,576	2,717
Restricted cash	234	234	234
Other assets		35	167
Total	31,091	63,197	68,811
Current liabilities:
Accounts payable	2,530	2,210	1,880
Accrued expenses and other current liabilities	2,239	2,438	2,367
Accrued interest payable		403
Operating lease liabilities, current	364	355
Total current liabilities	5,133	5,406	4,247
Convertible term loan, net of unamortized discount		19,070
Warrant liabilities	38	299	8,511
Operating lease liabilities, noncurrent	2,688	2,869
Other long-term liabilities		27	193
Total liabilities	7,859	27,671	12,951
Commitments and contingencies (Note 11)
Stockholders' equity:
Preferred stock	0	0	0
Common stock	2	2	2
Additional paid-in capital	164,118	161,924	157,931
Accumulated deficit	(140,887)	(126,165)	(102,068)
Accumulated other comprehensive loss	(1)	(235)	(5)
Total stockholders' equity	23,232	35,526	55,860
Total	$ 31,091	$ 63,197	$ 68,811